INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current income taxes expense/(recovery)	$ 30	$ 25	$ 49
Deferred income tax expense/(recovery):
Origination and reversal of temporary differences	(14)	(32)	15
Recovery arising from previously unrecognized tax assets	(10)	(8)	(13)
Change of tax rates and imposition of new legislations	2	(1)	3
Total deferred income taxes	(22)	(41)	5
Income taxes	$ 8	$ (16)	$ 54